Common Shares - Reverse Take Over (Details) $ in Thousands		12 Months Ended
	May 27, 2020 $ / shares shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 shares	[1]
Disclosure of classes of share capital [line items]
Deemed issuance to investors of Guerrero Ventures Inc. as part of the Reverse Take-over: | $		$ 21,737
Common shares
Disclosure of classes of share capital [line items]
Common shares deemed issued (in shares) | shares	33,282,236
Price per share (in CAD per share) | $ / shares	$ 0.90
Deemed issuance to investors of Guerrero Ventures Inc. as part of the Reverse Take-over: | $		$ 21,737
Number of shares outstanding | shares	33,282,236	565,429,124 [1]	327,717,520

[1]	The shares issued to the parent upon the Reverse Take-over are deemed to have been issued and outstanding since January 1, 2019 for purposes of these consolidated financial statements.